SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses	$ 954,873	$ 1,139,760	$ 899,228
Federal Deposit Insurance Corporation Premium Expense	250,000	250,000
Other Current Assets [Member]
Debt Issuance Costs, Current, Net	$ 369,240	$ 312,415	$ 0
Maximum [Member] | Property, Plant and Equipment [Member]
Estimated useful life	25 years	25 years
Minimum [Member] | Property, Plant and Equipment [Member]
Estimated useful life	1 year	1 year